ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	¥ 1,645,005	¥ 1,313,288
Less: allowance for credit losses	(13,752)	(2,539)
Total accounts receivable	¥ 1,631,253	¥ 1,310,749